Intangible Assets, net	6 Months Ended
Jun. 30, 2013
Intangible Assets, Net [Abstract]
Intangible Assets, Net

Note 3 – Intangible Assets, net

	Useful life years	June 30, 2013	December 31, 2012
		Unaudited	Audited
		(in thousands)
Original amount:
Technology	5	$46,266	$46,266
Customer related intangible assets	5–8	4,968	4,968

		51,234	51,234
Accumulated amortization:
Technology		46,266	46,239
Customer related intangible assets		4,806	4,718

		51,072	50,957

		$162	$277

The estimated future amortization of the intangible assets as of June 30, 2013 is as follows:

(in thousands)

H2 2013	81
2014	81

$162

*	Amortization of intangible assets amounted to $115,000 and $1,532,000 for the six months ended June 30, 2013, and the year ended 2012 respectively.